Leases (Tables)	12 Months Ended
Dec. 31, 2021
Presentation of leases for lessee [abstract]
Disclosure Of Right Of Use Assets And The Movements
(a)	Right-of-use assets
The carrying amounts of the Group’s
right-of-use
assets and the movements during the year are as follows:

	Aircraft, and engines RMB million	Prepayments for land use rights RMB million	Buildings RMB million	Others RMB million	Total RMB million
At January 1, 2020, net of accumulated depreciation	126,464	1,343	824	73	128,704

Additions	7,109	—	1,145	135	8,389
Transfer from investment properties (Note 17)	—	71	—	—	71
Transfer to property, plant and equipment (Note 16)	(6,402)	—	—	—	(6,402)
Transfer to investment properties (Note 17)	—	(8)	—	—	(8)
Disposals	(171)	—	(6)	—	(177)
Depreciation provided during the year	(11,322)	(38)	(948)	(59)	(12,367)

At December 31, 2020 and January 1, 2021,net of accumulated depreciation	115,678	1,368	1,015	149	118,210

Additions	19,206	1,112	1,350	295	21,963
Transfer from investment properties (Note 17)	—	4	—	—	4
Transfer to property, plant and equipment (Note 16)	(809)	—	—	—	(809)
Disposals	(58)	(13)	(24)	(9)	(104)
Depreciation provided during the year	(11,206)	(259)	(834)	(90)	(12,389)

At December 31, 2021	122,811	2,212	1,507	345	126,875

Disclosure Of Lease Liabilities
(b)	Lease liabilities
The carrying amount of lease liabilities and the movements during the year are as follows:

	2021	2020
	RMB million	RMB million
Carrying amount at January 1	96,251	110,275
New leases	18,202	7,191
Other addition	486	—
Effect of foreign exchange	(738)	(2,768)
COVID-19-related rent concessions from lessors	—	(3)
Accretion of interest recognised during the year	3,113	3,655
Payments	(18,838)	(22,099)

Carrying amount at December 31,	98,476	96,251

Analysed into:
Current portion	16,350	14,073
Non-current portion	82,126	82,178

Schedule of undiscounted lease payments receivables
(c)	The amounts recognised in profit or loss in relation to leases are as follows:

	2021	2020
	RMB million	RMB million
Interest on lease liabilities (Note 12)	3,113	3,655
Depreciation charge of right-of-use assets (Note 7)	12,389	12,367
COVID-19-related rent concessions from lessors	—	(3)
Low value and short-term lease rental	383	358

Total amount recognised in profit or loss	15,885	16,377

Disclosure of lease expenses
At December 31, 2021, the undiscounted lease payments receivable by the Group in future periods under non-cancellable
operating leases with its tenants are as follows:

	2021	2020
	RMB million	RMB million
Within one year	135	150
After one year but within two years	74	141
After two years but within three years	69	135
After three years but within four years	57	134
After four years but within five years	53	114
After five years	254	197

	642	871